Summary of Significant Accounting Policies and Going Concern (Details 1) - Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of roll forward of the level 3 valuation financial instruments
Beginning Balance	$ 128,628	$ 128,628	$ 258,296
Reclassification of derivative liability upon conversion	(8,851)
Charged to derivative expense on assignment and restatement of note			15,971
Classified as initial debt discount on assignment and restatement of note			62,500
Reduction of derivative recorded as gain on extinguishment upon conversions			(78,471)
Warrant exercises (partial)			(138,430)
Fair Value adjustment - warrants			9,355
Fair Value adjustments - convertible note			(593)
Changes in fair market value during the six months ended March 31, 2021	25,160
Ending balance	$ 144,937	$ 128,628	$ 128,628